Business Acquisitions, Dispositions, Goodwill and Intangible Assets(Pro-Forma Information) (Details) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Revenue	$ 62,173
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax	5,095
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Basic	$ 5.69
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Diluted	$ 5.62
Fair Value Adjustment to Inventory [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma, Profit Loss	(103)	[1]
Interest Expense Incurred [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma, Profit Loss	63	[2]
Utilization of Contractual Customer Obligation [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma, Profit Loss	(96)	[3]
Amortization of Acquired Intanglible Assets [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma, Profit Loss	$ 108	[4]

[1]	1 Removed the expense for inventory fair value adjustments recognized during the last two quarters of 2012, which would have been amortized as the corresponding inventory would have been completely sold during the first two quarters of 2011.
[2]	4 Added the additional interest expense for the debt incurred to finance our acquisition of Goodrich and reduced interest expense for the debt fair value adjustment which would have been amortized.
[3]	3 Added the additional utilization of the Goodrich contractual customer obligation recognized in purchase accounting.
[4]	2 Added the additional amortization of the acquired Goodrich intangible assets recognized at fair value in purchase accounting and eliminated the historical Goodrich intangible asset amortization expense.